Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (6,329,672)	$ (8,647,599)	$ (1,307,693)	$ 1,987,887
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	203,448	277,951	288,766	227,302
Intangible assets written off				3,110
Principal payment of operating lease			(467)	(10,526)
Unrecognized deferred tax asset	117,845	161,000
Fees paid to Maxim for share issuance	987,174	1,348,677
Foreign currency translation	47,526	64,928
Change in operating assets and liabilities:
Account receivables	249,914	341,433	1,785,119	(1,184,176)
Contract assets	238,850	326,317	(436,852)	155,718
Other current assets and advance to suppliers	(3,290,670)	(4,495,713)	2,017	(8,145)
Deposits	2,350	3,210	22,425
Account payables	11,093	15,155	(32,823)	(160,432)
Accruals and other payables	110,771	151,336	62,660	86,020
Contract liabilities	393,811	538,024	(1,390,629)	208,777
Net cash provided by (used in) operating activities	(7,257,560)	(9,915,281)	(1,007,477)	1,305,535
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(27,276)	(37,263)	(18,914)	(44,625)
Additions in intangible assets	(290,775)	(397,256)	(43,272)	(456,170)
Purchase of equity securitiy	(731,957)	(1,000,000)
Net cash used in investing activities	(1,050,008)	(1,434,519)	(62,186)	(500,795)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of borrowings	(179,786)	(245,623)	(214,208)	(145,441)
Proceeds from borrowings			500,000
Dividend paid				(449,596)
Net movements in deferred offering expenses			(157,539)
Net movements in amounts due from related parties	314	429	(429)	104,402
Net movements in amounts due to directors	8	11	(31,365)	31,348
Proceeds from sale of public units through public offering	11,772,903	16,084,140
Proceeds from issuance of over-allotment shares	1,909,901	2,609,307
Net cash (used in) provided by from financing activities	13,503,340	18,448,264	96,459	(459,287)
Effects of exchange rate changes on cash, cash equivalents and restricted cash			40,198	14,282
Net changes in cash and cash equivalents	5,195,772	7,098,464	(933,006)	359,735
Cash and cash equivalents - beginning of year	781,165	1,067,228	2,000,234	1,640,499
Cash and cash equivalents - end of year	5,976,937	8,165,692	1,067,228	2,000,234
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	6,078	8,304
Cash paid for interest	25,547	34,902	36,616	17,268
SUPPLEMENTAL DISCLOSURE OF NON-CASH OPERATING AND FINANCING ACTIVITIES:
Fees paid to Maxim with share issuance	$ 987,174	$ 1,348,677